UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-06367
                                                    -----------

                        Gabelli Equity Series Funds, Inc.
                  --------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                  --------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                  --------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: September 30
                                               ------------

                     Date of reporting period: June 30, 2005
                                               -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedules of Investments are attached herewith.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                       --------
             COMMON STOCKS -- 98.8%
             AEROSPACE -- 0.2%
     60,000  Herley Industries Inc.+ ......... $  1,094,400
     10,000  Titan Corp.+ ....................      227,400
                                               ------------
                                                  1,321,800
                                               ------------
             AGRICULTURE -- 0.0%
      1,200  Cadiz Inc.+ .....................       22,800
      1,500  Mosaic Co.+ .....................       23,340
                                               ------------
                                                     46,140
                                               ------------
             AUTOMOTIVE -- 0.3%
     72,000  Adesa Inc. ......................    1,567,440
      3,000  Oshkosh Truck Corp. .............      234,840
                                               ------------
                                                  1,802,280
                                               ------------
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 4.0%
      3,816  Aftermarket Technology Corp.+ ...       66,513
     80,000  BorgWarner Inc. .................    4,293,600
     40,000  Federal-Mogul Corp.+ ............       34,400
    200,000  Midas Inc.+ .....................    4,600,000
    210,000  Modine Manufacturing Co. ........    6,837,600
      7,875  Monro Muffler Brake Inc.+ .......      232,391
    103,500  Pep Boys - Manny, Moe & Jack ....    1,401,390
      1,000  Puradyn Filter Technologies Inc.+          650
    200,000  Raytech Corp.+ ..................      266,000
    200,000  Scheib (Earl) Inc.+ .............      685,000
     11,200  Spartan Motors Inc. .............      120,736
    170,000  Standard Motor Products Inc. ....    2,244,000
     27,000  Strattec Security Corp.+ ........    1,470,420
      6,000  Superior Industries
              International Inc. .............      142,200
    230,000  Tenneco Automotive Inc.+ ........    3,827,200
     28,000  Thor Industries Inc. ............      880,040
    160,000  TransPro Inc.+ ..................    1,006,400
                                               ------------
                                                 28,108,540
                                               ------------
             AVIATION: PARTS AND SERVICES -- 3.7%
     25,000  AAR Corp.+ ......................      392,750
     10,000  Astronics Corp.+ ................       90,500
     75,000  Aviall Inc.+ ....................    2,369,250
     12,000  Barnes Group Inc. ...............      397,200
     61,200  Curtiss-Wright Corp. ............    3,301,740
      7,500  Ducommun Inc.+ ..................      126,825
     20,000  EDO Corp. .......................      598,200
     30,000  Embraer-Empresa Brasileira de
              Aeronautica SA, ADR ............      992,100
    197,000  Fairchild Corp., Cl. A+ .........      563,420
     24,000  Gamesa Corporacion Tecnologica SA      325,580
    240,000  GenCorp Inc.+ ...................    4,622,400
    450,000  Kaman Corp., Cl. A ..............    8,118,000
    110,000  Moog Inc., Cl. A+ ...............    3,463,900
      8,000  Woodward Governor Co. ...........      672,240
                                               ------------
                                                 26,034,105
                                               ------------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                       --------
             BROADCASTING -- 3.0%
    121,000  Acme Communications Inc.+ ....... $    486,432
     24,100  Beasley Broadcast Group
              Inc., Cl. A+ ...................      349,209
      2,000  Cogeco Inc. .....................       43,846
    255,000  Crown Media Holdings Inc., Cl. A+    2,404,650
      3,333  CTN Media Group Inc.+ (b) .......            3
    340,000  Granite Broadcasting Corp.+ .....       74,800
    390,000  Gray Television Inc. ............    4,703,400
     38,300  Gray Television Inc., Cl. A .....      432,790
     48,000  Hearst-Argyle Television Inc. ...    1,176,000
    183,900  Liberty Corp. ...................    6,769,359
     20,000  Nexstar Broadcasting Group
              Inc., Cl. A+ ...................      124,000
     90,000  Paxson Communications Corp.+ ....       54,000
     94,650  Salem Communications
              Corp., Cl. A+ ..................    1,877,856
    200,000  Sinclair Broadcast Group
              Inc., Cl. A ....................    1,816,000
     57,000  Spanish Broadcasting System
              Inc., Cl. A+ ...................      569,430
    128,800  Young Broadcasting Inc., Cl. A+ .      534,520
                                               ------------
                                                 21,416,295
                                               ------------
             BUILDING AND CONSTRUCTION -- 0.2%
     11,000  Florida Rock Industries Inc. ....      806,850
     25,000  Huttig Building Products Inc.+ ..      272,750
      1,000  Universal Forest Products Inc. ..       41,450
                                               ------------
                                                  1,121,050
                                               ------------
             BUSINESS SERVICES -- 2.6%
    200,000  AMICAS Inc.+ ....................      906,000
      5,000  BrandPartners Group Inc.+ .......        4,050
    610,400  Career Blazers Inc.+ (b) ........      107,125
      6,000  Carlisle Holdings Ltd. ..........       37,500
      1,000  CheckFree Corp.+ ................       34,060
     21,000  Donnelley (R.H.) Corp.+ .........    1,301,580
    200,000  Edgewater Technology Inc.+ ......      868,000
     80,000  GP Strategies Corp.+ ............      651,200
     80,000  Industrial Distribution
              Group Inc.+ ....................      756,000
     60,000  Interactive Data Corp. ..........    1,246,800
     13,000  Landauer Inc. ...................      674,830
      4,000  MDC Partners Inc., Cl. A+ .......       33,840
    166,000  Nashua Corp.+ ...................    1,568,700
    100,000  Paxar Corp.+ ....................    1,775,000
     80,000  Sohgo Security Services Co. Ltd.     1,060,319
     25,000  Stamps.com Inc.+ ................      468,750
      2,000  StarTek Inc. ....................       32,840
     70,000  The Brink's Co. .................    2,520,000
    100,000  Trans-Lux Corp. (a) .............      685,000
    130,000  UNOVA Inc.+ .....................    3,461,900
                                               ------------
                                                 18,193,494
                                               ------------
             CABLE -- 2.6%
    230,000  Adelphia Communications Corp.,
              Cl. A+ .........................       23,000
    510,000  Cablevision Systems Corp., Cl. A+   16,422,000
      9,330  Liberty Global Inc., Cl. A+ .....      435,411
     95,000  Lin TV Corp., Cl. A+ ............    1,319,550
      4,000  Outdoor Channel Holdings Inc.+ ..       55,040
                                               ------------
                                                 18,255,001
                                               ------------

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                       --------
             COMMON STOCKS (CONTINUED)
             CLOSED-END FUNDS -- 0.5%
     60,000  Central Europe and
              Russia Fund Inc. ............... $  1,842,000
     36,700  Germany Fund Inc. ...............      286,994
     50,000  MVC Capital Inc. ................      500,000
     54,000  New Germany Fund Inc. ...........      503,280
     11,000  Spain Fund Inc. .................      136,180
                                               ------------
                                                  3,268,454
                                               ------------
             COMMUNICATIONS EQUIPMENT -- 1.7%
    120,000  Andrew Corp.+ ...................    1,531,200
    131,000  Communications Systems Inc. .....    1,345,370
    260,900  Sycamore Networks Inc.+ .........      900,105
    290,000  Thomas & Betts Corp.+ ...........    8,189,600
                                               ------------
                                                 11,966,275
                                               ------------
             COMPUTER SOFTWARE AND SERVICES -- 0.9%
     73,000  Borland Software Corp.+ .........      500,780
     85,000  FalconStor Software Inc.+ .......      555,050
     20,900  Global Sources Ltd.+ ............      163,020
     50,000  Jupitermedia Corp.+ .............      856,500
        200  Macromedia Inc.+ ................        7,644
     20,187  MKS Instruments Inc.+ ...........      340,959
    160,000  OpenTV Corp., Cl. A+ ............      438,400
      8,000  Phoenix Technologies Ltd.+ ......       62,240
    800,000  StorageNetworks Inc. Escrow+ ....       24,000
    360,000  Tyler Technologies Inc.+ ........    2,721,600
    215,000  Xanser Corp.+ ...................      498,800
                                               ------------
                                                  6,168,993
                                               ------------
             CONSUMER PRODUCTS -- 3.1%
      3,500  Action Performance Companies Inc.       30,870
     27,000  Adams Golf Inc.+ ................       38,610
      5,250  Alberto-Culver Co. ..............      227,483
     16,000  Ashworth Inc.+ ..................      144,160
     33,500  Chofu Seisakusho Co. Ltd. .......      687,156
     37,500  Church & Dwight Co. Inc. ........    1,357,500
     35,000  Coachmen Industries Inc. ........      438,550
     44,000  Department 56 Inc.+ .............      451,000
      6,000  Elizabeth Arden Inc.+ ...........      140,340
      4,000  Genlyte Group Inc.+ .............      194,960
      2,000  Harley-Davidson Inc. ............       99,200
    180,000  Hartmarx Corp.+ .................    1,812,600
     78,400  Jacuzzi Brands Inc.+ ............      841,232
      5,000  Levcor International Inc.+ ......        5,975
      4,000  Madden (Steven) Ltd.+ ...........       71,040
    292,000  Marine Products Corp. ...........    4,248,600
     52,000  National Presto Industries Inc. .    2,291,640
     90,000  Revlon Inc., Cl. A+ .............      276,300
      2,000  Scotts Miracle-Gro Co., Cl. A+ ..      142,420
      4,000  Spectrum Brands Inc.+ ...........      132,000
     14,000  Stewart Enterprises Inc., Cl. A .       91,560
     87,425  Syratech Corp.+ .................        6,557
     10,000  Water Pik Technologies Inc.+ ....      190,500
     17,000  WD-40 Co. .......................      474,810
    699,100  Weider Nutrition
              International Inc.+ ............    3,124,977
    180,000  Wolverine World Wide Inc. .......    4,321,800
                                               ------------
                                                 21,841,840
                                               ------------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                       --------
             CONSUMER SERVICES -- 1.3%
     30,000  Bowlin Travel Centers Inc.+ ..... $     56,250
      2,500  Collectors Universe Inc.+ .......       43,800
     10,000  eLong Inc., ADR+ ................      108,000
     95,000  IAC/InterActiveCorp+ ............    2,284,750
     16,000  Martha Stewart Living
              Omnimedia Inc., Cl. A+ .........      466,880
     20,000  Response USA Inc.+ ..............           51
    320,000  Rollins Inc. ....................    6,412,800
     10,000  TiVo Inc.+ ......................       66,800
                                               ------------
                                                  9,439,331
                                               ------------
             DIVERSIFIED INDUSTRIAL -- 9.3%
    173,000  Acuity Brands Inc. ..............    4,444,370
     43,000  Amatsuji Steel Ball Mfg. Co. Ltd.      519,521
    100,000  Ampco-Pittsburgh Corp. ..........    1,200,000
      6,000  Anixter International Inc.+ .....      223,020
    148,000  Baldor Electric Co. .............    3,599,360
    150,000  Crane Co. .......................    3,945,000
     25,000  Delta plc .......................       53,303
      2,500  ESCO Technologies Inc.+ .........      252,000
        803  Foster Wheeler Ltd.+ ............       15,787
      6,000  Gardner Denver Inc.+ ............      210,480
    155,500  Greif Inc., Cl. A ...............    9,501,050
      1,000  Greif Inc., Cl. B ...............       59,350
    141,100  Griffon Corp.+ ..................    3,132,420
     26,000  Harbor Global Co. Ltd.+ .........      230,750
      5,000  Insteel Industries Inc. .........       63,000
     70,000  Katy Industries Inc.+ ...........      224,000
    230,000  Lamson & Sessions Co.+ ..........    2,718,600
     70,000  Lindsay Manufacturing Co. .......    1,650,600
    180,000  MagneTek Inc.+ ..................      462,600
     37,000  Matthews International
              Corp., Cl. A ...................    1,441,520
    275,000  Myers Industries Inc. ...........    3,437,500
     70,000  Mykrolis Corp.+ .................      994,700
    130,000  National Patent
              Development Corp.+ .............      331,500
    610,400  Noel Group Inc.+ (b) ............      117,685
     80,000  Oil-Dri Corporation of America ..    1,442,400
     15,000  Olin Corp. ......................      273,600
    220,000  Park-Ohio Holdings Corp.+ .......    3,667,400
     50,000  Precision Castparts Corp. .......    3,895,000
     16,000  Roper Industries Inc. ...........    1,141,920
     40,000  Sonoco Products Co. .............    1,060,000
     63,000  Standex International Corp. .....    1,789,830
     40,000  Tech/Ops Sevcon Inc. ............      238,000
    296,000  Thomas Industries Inc. ..........   11,828,160
     60,400  Tredegar Corp. ..................      942,240
                                               ------------
                                                 65,106,666
                                               ------------
             EDUCATIONAL SERVICES -- 0.1%
      2,000  Career Education Corp.+ .........       73,220
     10,000  School Specialty Inc.+ ..........      465,000
                                               ------------
                                                    538,220
                                               ------------

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                       --------
             COMMON STOCKS (CONTINUED)
             ELECTRONICS -- 1.1%
    190,000  California Micro Devices Corp.+ . $  1,079,200
    204,600  CTS Corp. .......................    2,514,534
     20,000  Fargo Electronics+ ..............      399,800
    100,000  KEMET Corp.+ ....................      630,000
     22,000  Lowrance Electronics Inc. .......      462,440
     80,000  Park Electrochemical Corp. ......    2,016,000
     10,000  Trident Microsystems Inc.+ ......      226,900
     20,000  Wilson Greatbatch
              Technologies Inc.+ .............      478,000
     20,000  Zoran Corp.+ ....................      265,800
                                               ------------
                                                  8,072,674
                                               ------------
             ENERGY AND UTILITIES -- 5.7%
      7,000  AGL Resources Inc. ..............      270,550
    420,000  Aquila Inc.+ ....................    1,516,200
      6,400  BIW Ltd. ........................      119,808
     95,000  Callon Petroleum Co.+ ...........    1,404,100
    142,000  CH Energy Group Inc. ............    6,905,460
     12,000  Chesapeake Utilities Corp. ......      366,600
    120,000  CMS Energy Corp.+ ...............    1,807,200
     23,000  Connecticut Water Service Inc. ..      574,770
    120,000  Duquesne Light Holdings Inc. ....    2,241,600
    150,000  El Paso Electric Co.+ ...........    3,067,500
     20,000  Environmental Power Corp.+ ......      112,000
     66,000  Florida Public Utilities Co. ....    1,254,660
     43,000  Middlesex Water Co. .............      835,060
     10,000  Nicor Inc. ......................      411,700
      2,000  PetroQuest Energy Inc.+ .........       13,140
    436,500  RPC Inc. ........................    7,385,580
     35,000  SEMCO Energy Inc.+ ..............      209,650
     48,000  SJW Corp. .......................    2,256,480
     50,000  Southern Union Co.+ .............    1,227,500
    112,000  Southwest Gas Corp. .............    2,857,120
     10,000  Tesoro Corp. ....................      465,200
      4,000  Toreador Resources Corp.+ .......       97,160
     10,000  Vestas Wind Systems A/S+ ........      166,067
     10,000  W-H Energy Services Inc.+ .......      249,300
    170,000  Westar Energy Inc. ..............    4,085,100
                                               ------------
                                                 39,899,505
                                               ------------
             ENTERTAINMENT -- 1.9%
     40,000  Canterbury Park Holding Corp. ...      696,000
    200,000  Dover Motorsports Inc. ..........    1,200,000
     78,000  Fisher Communications Inc.+ .....    3,688,620
    151,000  GC Companies Inc.+ ..............      129,860
    591,100  Gemstar-TV Guide
              International Inc.+ ............    2,122,049
     16,000  International Speedway
              Corp., Cl. A ...................      900,160
      2,500  International Speedway
              Corp., Cl. B ...................      140,750
      5,000  Liberty Media Corp., Cl. A+ .....       50,950
     10,000  Metromedia International
              Group Inc.+ ....................       13,200
    340,000  Six Flags Inc.+ .................    1,581,000
    150,100  Topps Co. Inc. ..................    1,505,503
     60,000  World Wrestling
              Entertainment Inc. .............      685,200
     38,000  WPT Enterprises Inc.+ ...........      740,620
                                               ------------
                                                 13,453,912
                                               ------------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                       --------
             ENVIRONMENTAL SERVICES -- 1.2%
    225,000  Allied Waste Industries Inc.+ ... $  1,784,250
     25,000  Catalytica Energy Systems Inc.+ .       47,000
    175,000  Republic Services Inc. ..........    6,301,750
                                               ------------
                                                  8,133,000
                                               ------------
             EQUIPMENT AND SUPPLIES -- 12.9%
    170,000  AMETEK Inc. .....................    7,114,500
    425,000  Baldwin Technology Co.
              Inc., Cl. A+ ...................    1,317,500
     94,500  Belden CDT Inc. .................    2,003,400
     12,000  C&D Technologies Inc. ...........      110,280
     50,000  Capstone Turbine Corp.+ .........       63,500
    203,000  CIRCOR International Inc. .......    5,008,010
    424,000  CLARCOR Inc. ....................   12,402,000
    235,000  Core Molding Technologies Inc.+ .    2,281,850
    190,000  Crown Holdings Inc.+ ............    2,703,700
     60,000  CUNO Inc.+ ......................    4,286,400
      2,000  Danaher Corp. ...................      104,680
     66,000  Donaldson Co. Inc. ..............    2,001,780
    448,000  Fedders Corp. ...................      985,600
    185,000  Flowserve Corp.+ ................    5,598,100
    176,000  Franklin Electric Co. Inc. ......    6,802,400
     40,000  General Magnaplate Corp.+ (b) ...       60,000
    150,000  Gerber Scientific Inc.+ .........    1,044,000
    100,343  Gorman-Rupp Co. .................    2,148,343
     84,000  Graco Inc. ......................    2,861,880
     50,000  GrafTech International Ltd.+ ....      215,000
      4,000  Hughes Supply Inc. ..............      112,400
     60,000  IDEX Corp. ......................    2,316,600
     20,000  Imagistics International Inc.+ ..      560,000
    160,000  Interpump Group SpA .............    1,027,180
      3,000  Jarden Corp.+ ...................      161,760
     10,000  K-Tron International Inc.+ ......      293,000
     19,300  L.S. Starrett Co., Cl. A ........      352,032
     28,000  Littelfuse Inc.+ ................      779,800
    108,000  Lufkin Industries Inc. ..........    3,885,840
     55,000  Maezawa Kyuso Industries Co. Ltd.      843,026
     20,000  Met-Pro Corp. ...................      303,400
      1,000  Middleby Corp.+ .................       52,860
     19,000  Mueller Industries Inc. .........      514,900
     10,000  Plantronics Inc. ................      363,600
     50,000  Robbins & Myers Inc. ............    1,075,500
     40,500  Sequa Corp., Cl. A+ .............    2,679,885
     80,000  Sequa Corp., Cl. B+ .............    5,324,000
     92,000  SL Industries Inc.+ .............    1,666,120
     15,000  Smith (A.O.) Corp., Cl. A .......      400,650
      5,000  Teleflex Inc. ...................      296,850
     48,000  Tennant Co. .....................    1,699,680
      5,000  Valmont Industries Inc. .........      129,000
      7,875  Watsco Inc., Cl. B ..............      340,594
    190,500  Watts Water Technologies
              Inc., Cl. A ....................    6,379,845
     15,000  Wolverine Tube Inc.+ ............       88,050
                                               ------------
                                                 90,759,495
                                               ------------

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                       --------
             COMMON STOCKS (CONTINUED)
             FINANCIAL SERVICES -- 4.4%
     10,500  Alleghany Corp.+ ................ $  3,118,500
     40,000  Argonaut Group Inc.+ ............      923,600
     96,200  Bancshares of Florida Inc.+ .....    1,635,400
     66,000  Bankgesellschaft Berlin AG+ .....      231,624
    120,000  BKF Capital Group Inc. ..........    4,549,200
    370,000  CNA Surety Corp.+ ...............    5,494,500
      4,000  Crazy Woman Creek Bancorp Inc. ..       59,000
    184,672  Danielson Holding Corp.+ ........    2,247,458
     37,000  Epoch Holding Corp.+ ............      159,100
      3,000  Federal Agricultural Mortgage
              Corp., Cl. C ...................       66,150
     33,000  First Republic Bank .............    1,165,890
     94,100  Flushing Financial Corp. ........    1,731,440
     60,000  Hibernia Corp., Cl. A ...........    1,990,800
     44,000  LaBranche & Co. Inc.+ ...........      277,200
      1,000  LandAmerica Financial Group Inc.        59,370
      1,500  Leucadia National Corp. .........       57,945
    109,000  Midland Co. .....................    3,835,710
      1,500  NetBank Inc. ....................       13,980
     25,000  NewAlliance Bancshares Inc. .....      351,250
     38,400  Sterling Bancorp ................      819,840
     20,000  SWS Group Inc. ..................      343,600
     50,000  Wilmington Trust Corp. ..........    1,800,500
                                               ------------
                                                 30,932,057
                                               ------------
             FOOD AND BEVERAGE -- 4.1%
     30,000  Boston Beer Co. Inc., Cl. A+ ....      673,200
     24,000  Brown-Forman Corp., Cl. A .......    1,536,000
     11,250  Cheesecake Factory Inc.+ ........      390,712
        100  Compania Cervecerias
              Unidas SA, ADR .................            4
     38,000  Corn Products International Inc.       902,880
     15,400  Cruzan International Inc.+ ......      396,550
    100,000  Del Monte Foods Co.+ ............    1,077,000
     85,000  Denny's Corp.+ ..................      425,000
     14,000  Dynasty Fine Wines Group Ltd.+ ..        4,954
        100  Embotelladora Andina SA,
              Cl. A, ADR .....................        1,246
     25,000  Farmer Brothers Co. .............      556,500
    200,000  Flowers Foods Inc. ..............    7,072,000
        500  Genesee Corp., Cl. A+ ...........        1,000
     21,500  Genesee Corp., Cl. B+ ...........       43,000
    701,500  Grupo Continental SA ............    1,170,331
     10,000  Hain Celestial Group Inc.+ ......      195,000
      6,000  J & J Snack Foods Corp. .........      314,100
    210,000  Kikkoman Corp. ..................    1,857,452
     20,000  Meiji Seika Kaisha Ltd. .........       98,639
     35,000  MGP Ingredients Inc. ............      290,500
      6,900  Nathan's Famous Inc.+ ...........       66,240
      5,000  Northland Cranberries
              Inc., Cl. A ....................        1,600
      4,000  Omni Nutraceuticals Inc.+ .......            4
     35,000  PepsiAmericas Inc. ..............      898,100
     55,000  Ralcorp Holdings Inc. ...........    2,263,250
     64,000  Smucker (J.M.) Co. ..............    3,004,160
    100,000  The Steak n Shake Co.+ ..........    1,862,000

                                                   MARKET
     SHARES                                        VALUE*
     ------                                       --------
     38,857  Tootsie Roll Industries Inc. .... $  1,136,567
     60,000  Triarc Companies Inc., Cl. A ....      966,000
    120,000  Triarc Companies Inc., Cl. B ....    1,783,200
        100  Vina Concha y Toro SA, ADR ......        7,775
                                               ------------
                                                 28,994,964
                                               ------------
             HEALTH CARE -- 7.9%
     50,000  Align Technology Inc.+ ..........      368,500
     10,000  AngioDynamics Inc.+ .............      217,400
     55,000  ArthroCare Corp.+ ...............    1,921,700
      7,800  Bio-Rad Laboratories
              Inc., Cl. A+ ...................      461,838
      1,000  Biomet Inc. .....................       34,640
     10,000  Biosite Inc.+ ...................      549,900
      9,000  Bruker BioSciences Corp.+ .......       35,910
    205,000  Chemed Corp. ....................    8,380,400
     15,000  CNS Inc. ........................      342,750
     20,000  CONMED Corp.+ ...................      615,400
      6,000  Corixa Corp.+ ...................       26,280
     82,000  Del Global Technologies Corp.+ ..      209,100
      1,000  Digene Corp.+ ...................       27,680
     95,000  Edwards Lifesciences Corp.+ .....    4,086,900
      1,102  Enzo Biochem Inc.+ ..............       19,759
     60,000  Exactech Inc.+ ..................      787,800
      8,000  Fisher Scientific
              International Inc.+ ............      519,200
     48,000  Henry Schein Inc.+ ..............    1,992,960
     34,000  ICU Medical Inc.+ ...............    1,093,780
    123,000  INAMED Corp.+ ...................    8,237,310
      2,000  Integra LifeSciences
              Holdings+ ......................       58,400
     35,000  Inverness Medical
              Innovations Inc.+ ..............      955,500
     27,000  Invitrogen Corp.+ ...............    2,248,830
    100,000  Lifecore Biomedical Inc.+ .......    1,090,000
     15,000  Nabi Biopharmaceuticals+ ........      228,450
      3,000  NeoPharm Inc.+ ..................       29,970
      1,300  Nobel Biocare Holding AG ........      263,753
     10,600  NWH Inc. ........................      161,650
     10,000  OCA Inc.+ .......................       18,800
     34,000  Orthofix International NV+ ......    1,463,360
      2,000  OrthoLogic Corp.+ ...............        7,740
     35,000  Owens & Minor Inc. ..............    1,132,250
     60,000  Penwest Pharmaceuticals Co.+ ....      709,200
     18,900  Possis Medical Inc.+ ............      191,457
     43,000  Priority Healthcare Corp.,
              Cl. B+ .........................    1,090,480
     30,000  PSS World Medical Inc.+ .........      373,500
    150,000  Quidel Corp.+ ...................      777,000
    105,000  Regeneration Technologies Inc.+ .      657,300
     44,200  Schick Technologies Inc.+ .......      994,500
    590,000  Snia SpA+ .......................       77,896
     20,000  Sonic Innovations Inc.+ .........       95,800
  1,880,000  Sorin SpA+ ......................    5,346,468
     20,000  SSL International plc ...........      101,410
      2,500  Straumann Holding AG ............      520,874
      4,200  Stryker Corp. ...................      199,752
    155,000  Sybron Dental Specialties Inc.+ .    5,831,100
     41,000  Thoratec Corp.+ .................      628,940

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                       --------
             COMMON STOCKS (CONTINUED)
             HEALTH CARE (CONTINUED)
     72,000  Women First HealthCare Inc.+ .... $         83
      1,000  Wright Medical Group Inc.+ ......       26,700
      5,100  Young Innovations Inc. ..........      190,383
                                               ------------
                                                 55,400,753
                                               ------------
             HOME FURNISHINGS -- 0.1%
     15,000  Bassett Furniture Industries Inc.      282,900
      4,000  Bed Bath & Beyond Inc.+ .........      167,120
      1,000  Foamex International Inc.+ ......        1,340
     30,000  La-Z-Boy Inc. ...................      437,100
                                               ------------
                                                    888,460
                                               ------------
             HOTELS AND GAMING -- 5.6%
    269,000  Aztar Corp.+ ....................    9,213,250
     12,000  Boyd Gaming Corp. ...............      613,560
     66,500  Churchill Downs Inc. ............    2,825,585
     80,000  Dover Downs Gaming &
              Entertainment Inc. .............    1,060,800
    150,000  Gaylord Entertainment Co.+ ......    6,973,500
     18,794  Harrah's Entertainment Inc. .....    1,354,448
      5,000  Jury's Doyle Hotel Group plc ....       93,908
     60,000  Kerzner International Ltd.+ .....    3,417,000
    370,000  La Quinta Corp.+ ................    3,452,100
    142,000  Lakes Entertainment Inc.+ .......    2,186,800
      1,200  Las Vegas Sands Corp.+ ..........       42,900
    355,000  Magna Entertainment Corp., Cl. A+    2,002,200
     20,000  Marcus Corp. ....................      424,400
     82,000  Penn National Gaming Inc.+ ......    2,993,000
     95,000  Pinnacle Entertainment Inc.+ ....    1,858,200
      3,000  Station Casinos Inc. ............      199,200
     45,000  Wyndham International
              Inc., Cl. A+ ...................       49,950
     16,000  Wynn Resorts Ltd.+ ..............      756,320
     20,000  Youbet.com Inc.+ ................       99,400
                                               ------------
                                                 39,616,521
                                               ------------
             MANUFACTURED HOUSING AND
             RECREATIONAL VEHICLES -- 2.0%
     58,000  Cavco Industries Inc.+ ..........    1,634,440
    335,000  Champion Enterprises Inc.+ ......    3,329,900
      8,500  Drew Industries Inc.+ ...........      385,900
    205,000  Fleetwood Enterprises Inc.+ .....    2,080,750
     75,000  Monaco Coach Corp. ..............    1,289,250
    140,500  Skyline Corp. ...................    5,610,165
                                               ------------
                                                 14,330,405
                                               ------------
             METALS AND MINING -- 0.4%
     50,000  Arizona Star Resource Corp.+ ....      175,482
      4,000  Ivanhoe Mines Ltd.+ .............       31,080
    142,115  Kinross Gold Corp.+ .............      866,901
     10,000  Meridian Gold Inc.+ .............      180,000
     70,000  Placer Dome Inc. ................    1,076,600
    190,000  Royal Oak Mines Inc.+ ...........          285
     30,148  Stillwater Mining Co.+ ..........      223,698
                                               ------------
                                                  2,554,046
                                               ------------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                       --------
             PAPER AND FOREST PRODUCTS -- 0.3%
     40,000  Packaging Dynamics Corp. ........ $    559,920
     62,000  Pope & Talbot Inc. ..............      688,200
     18,000  Schweitzer-Mauduit
              International Inc. .............      560,340
     22,000  Wausau Paper Corp. ..............      263,560
                                               ------------
                                                  2,072,020
                                               ------------
             PUBLISHING -- 3.6%
    307,237  Independent News & Media plc ....      948,102
     40,000  Journal Communications
              Inc., Cl. A ....................      672,000
    110,000  Journal Register Co.+ ...........    1,926,100
     11,000  Lee Enterprises Inc. ............      440,990
     53,000  McClatchy Co., Cl. A ............    3,468,320
     67,000  Media General Inc., Cl. A .......    4,338,920
     28,000  Meredith Corp. ..................    1,373,680
    310,000  News Corp., Cl. A ...............    5,015,800
  1,050,000  Penton Media Inc.+ ..............      367,500
    400,000  PRIMEDIA Inc.+ ..................    1,620,000
    215,000  Thomas Nelson Inc. ..............    4,678,400
      4,000  Value Line Inc. .................      157,000
     12,000  Wiley (John) & Sons
              Inc., Cl. B ....................      478,800
                                               ------------
                                                 25,485,612
                                               ------------
             REAL ESTATE -- 1.2%
        190  Case Pomeroy & Co. Inc., Cl. A ..      311,125
     15,000  Catellus Development Corp. ......      492,000
    170,000  Griffin Land & Nurseries Inc.+ ..    4,187,100
      9,000  Gyrodyne Company of America Inc.+      393,840
     20,000  Malan Realty Investors Inc. (b) .       73,800
    110,000  Morguard Corp. ..................    2,733,839
                                               ------------
                                                  8,191,704
                                               ------------
             RETAIL -- 4.1%
     11,000  Aaron Rents Inc. ................      273,790
    146,250  Aaron Rents Inc., Cl. A .........    3,327,187
     35,000  Big 5 Sporting Goods Corp. ......      993,300
     98,000  Burlington Coat Factory
              Warehouse Corp. ................    4,178,720
      8,000  Casey's General Stores Inc. .....      158,560
     55,000  Coldwater Creek Inc.+ ...........    1,370,050
     12,000  CoolBrands International Inc.+ ..       40,353
     80,000  CSK Auto Corp.+ .................    1,334,400
      4,000  Gander Mountain Co.+ ............       45,600
    175,000  Ingles Markets Inc., Cl. A ......    2,409,750
     35,000  Movado Group Inc. ...............      660,800
    130,000  Neiman Marcus Group Inc., Cl. B .   12,571,000
      1,500  The Sports Authority Inc.+ ......       47,700
     40,000  Weis Markets Inc. ...............    1,551,600
                                               ------------
                                                 28,962,810
                                               ------------
             SATELLITE -- 0.4%
     30,000  Pegasus Communications Corp.,
              Cl. A+ .........................      117,000
    200,000  Sirius Satellite Radio Inc.+ ....    1,296,000
     35,000  XM Satellite Radio Holdings
              Inc., Cl. A+ ...................    1,178,100
                                               ------------
                                                  2,591,100
                                               ------------

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                       --------
             COMMON STOCKS (CONTINUED)
             SPECIALTY CHEMICALS -- 4.8%
     30,000  Airgas Inc. ..................... $    740,100
     48,000  Albemarle Corp. .................    1,750,560
     42,000  Arch Chemicals Inc. .............    1,048,320
     10,000  Cytec Industries Inc. ...........      398,000
      7,000  Dionex Corp.+ ...................      305,270
    180,000  Ferro Corp. .....................    3,574,800
    125,000  Fuller (H.B.) Co. ...............    4,257,500
     30,000  Great Lakes Chemical Corp. ......      944,100
    430,000  Hercules Inc.+ ..................    6,084,500
    140,000  MacDermid Inc. ..................    4,362,400
    170,000  Material Sciences Corp.+ ........    2,475,200
    130,000  Omnova Solutions Inc.+ ..........      605,800
     50,000  Penford Corp. ...................      800,000
     10,000  Quaker Chemical Corp. ...........      174,500
     20,000  Schulman (A.) Inc. ..............      357,800
    270,000  Sensient Technologies Corp. .....    5,564,700
                                               ------------
                                                 33,443,550
                                               ------------
             TELECOMMUNICATIONS -- 1.2%
      9,200  Atlantic Tele-Network Inc. ......      264,960
    200,000  Cincinnati Bell Inc.+ ...........      860,000
     80,000  Commonwealth Telephone
              Enterprises Inc. ...............    3,352,800
      6,795  Community Service
              Communications Inc.+ ...........       21,744
     46,950  D&E Communications Inc. .........      455,415
        277  NTL Inc.+ .......................       18,952
     80,525  Rogers Communications Inc.,
              Cl. B ..........................    2,647,662
     20,000  Shenandoah Telecommunications Co.      795,000
     10,000  Stratos International Inc.+ .....       55,300
        621  Telewest Global Inc.+ ...........       14,147
     53,000  Winstar Communications Inc.+ ....           53
                                               ------------
                                                  8,486,033
                                               ------------
             TRANSPORTATION -- 0.8%
    130,000  GATX Corp. ......................    4,485,000
    116,000  Grupo TMM SA, Cl. A, ADR+ .......      348,000
      2,000  Irish Continental Group plc+ ....       23,368
     50,000  OMI Corp. .......................      950,500
      5,100  Providence & Worcester
              Railroad Co. ...................       72,114
                                               ------------
                                                  5,878,982
                                               ------------
             WIRELESS COMMUNICATIONS -- 1.6%
     17,220  Alamosa Holdings Inc.+ ..........      239,358
     45,000  Centennial Communications Corp.+       624,600
     72,000  Price Communications Corp.+ .....    1,245,600
     55,000  Rural Cellular Corp., Cl. A+ ....      288,750
     10,000  SunCom Wireless Holdings
              Inc., Cl. A+ ...................       21,600
      5,000  UbiquiTel Inc.+ .................       40,800
    175,000  Vimpel-Communications, ADR+ .....    5,955,250
     65,000  Western Wireless Corp., Cl. A+ ..    2,749,500
                                               ------------
                                                 11,165,458
                                               ------------
             TOTAL COMMON STOCKS .............  693,941,545
                                               ------------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                       --------
             PREFERRED STOCKS -- 0.3%
             BROADCASTING -- 0.2%
      1,063  Granite Broadcasting Corp.,
              12.750% Pfd.+ .................. $    324,215
        100  Gray Television Inc.,
              8.000% Cv. Pfd.,
              Ser. C (b)(d)(e) ...............    1,020,000
      1,103  PTV Inc., 10.000% Pfd., Ser. A ..        2,895
                                               ------------
                                                  1,347,110
                                               ------------
             BUSINESS SERVICES -- 0.1%
     22,483  Interep National
              Radio Sales Inc.,
              4.000% Cv. Pfd.,
              Ser. A+ (b)(d)(e) ..............      500,289
                                               ------------
             DIVERSIFIED INDUSTRIAL -- 0.0%
        151  Foster Wheeler Ltd.,
              Pfd., Ser. B+ ..................      151,000
             WHX Corp.,
     39,400   $3.75 Cv. Pfd., Ser. B+ ........       65,010
     58,000   6.500% Cv. Pfd., Ser. A+ .......       95,700
                                               ------------
                                                    311,710
                                               ------------
             TOTAL PREFERRED STOCKS ..........    2,159,109
                                               ------------
             RIGHTS -- 0.0%
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.0%
    800,000  Exide Technologies Rights+ ......            0
                                               ------------
             WARRANTS -- 0.1%
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.0%
      1,213  Exide Technologies
              expires 05/05/11+ ..............          595
                                               ------------
             BUSINESS SERVICES -- 0.1%
    250,000  GP Strategies Corp.
              expires 08/14/08+ (b)(e) .......      819,283
    125,000  Interep National Radio Sales Inc.
              expires 05/06/07+ (b)(d)(e) ....            0
                                               ------------
                                                    819,283
                                               ------------
             COMPUTER SOFTWARE AND SERVICES -- 0.0%
        430  Anacomp Inc., Cl. B
              expires 12/10/06+ ..............           28
                                               ------------
             DIVERSIFIED INDUSTRIAL -- 0.0%
    379,703  National Patent Development Corp.,
              expire 08/14/08+ (b)(e) ........       97,980
                                               ------------
             HEALTH CARE -- 0.0%
     14,424  Del Global Technologies Corp.
              expires 03/28/08+ ..............       22,357
                                               ------------
             TELECOMMUNICATIONS -- 0.0%
         86  NTL Inc. expires 01/13/11+ ......           84
                                               ------------
             TOTAL WARRANTS ..................      940,327
                                               ------------

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    PRINCIPAL                                    MARKET
     AMOUNT                                      VALUE*
    ---------                                   --------
             CORPORATE BONDS -- 0.2%
             AVIATION: PARTS AND SERVICES -- 0.0%
 $  300,000  GenCorp Inc., Sub. Deb. Cv.,
              5.750%, 04/15/07 ............... $    332,250
                                               ------------
             BUSINESS SERVICES -- 0.2%
  2,000,000  GP Strategies Corp., Sub. Deb.,
              6.000%, 08/14/08 (b)(e) ........    1,357,143
                                               ------------
             COMPUTER SOFTWARE AND SERVICES -- 0.0%
    300,000  Exodus Communications Inc.,
              Sub. Deb. Cv.,
              5.250%, 02/15/08+ (b)(c) .......            0
                                               ------------
             HEALTH CARE -- 0.0%
     28,848  Del Global Technologies Corp.,
              6.000%, 03/28/07 (b) ...........       21,636
                                               ------------
             TOTAL CORPORATE BONDS ...........    1,711,029
                                               ------------
             SHORT-TERM OBLIGATIONS -- 0.6%
             U.S. GOVERNMENT OBLIGATIONS -- 0.6%
  3,905,000  U.S. Treasury Bills,
              2.783% to 3.049%++,
              07/14/05 to 09/22/05 ...........    3,885,519
                                               ------------
             TOTAL SHORT-TERM OBLIGATIONS ....    3,885,519
                                               ------------
             TOTAL INVESTMENTS -- 100.0%
              (Cost $425,998,727) ............ $702,637,529
                                               ============
----------------
              For Federal tax purposes:
              Aggregate cost ................. $425,998,727
                                               ============
              Gross unrealized appreciation .. $302,830,361 Gross unrealized depreciation .. (26,191,559)
                                               ------------
              Net unrealized appreciation
               (depreciation) ................ $276,638,802
                                               ============

----------------
 (a) Security considered an affiliated holding because the Fund owns at least 5% of the outstanding shares.
 (b) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At June 30, 2005, the market value of fair valued securities amounted to $4,174,944 or 0.6% of total investments.
 (c) Security is in default.
 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the market value of Rule 144A securities amounted to $1,520,289 or 0.2% of total investments.
 (e) At June 30, 2005, the Fund held investments in restricted and illiquid securities that were valued under methods approved by the Board, as follows:
ACQUISITION                                               06/30/05
  SHARES/                                                 CARRYING
 PRINCIPAL                     ACQUISITION  ACQUISITION    VALUE
  AMOUNT   ISSUER                 DATE         COST       PER UNIT
---------  ------              -----------  -----------   --------
$2,000,000 GP Strategies Corp.,
             Sub. Deb.,
             6.00%, 08/14/08 ... 08/08/03   $1,362,935   $   67.8572
  250,000  GP Strategies Corp.
             warrants
             expire 08/14/08 ... 08/08/03      637,065        3.2771
      100  Gray Television Inc.,
             8.000%
             Cv. Pfd., Ser. C .. 04/22/02    1,000,000   10,200.0000
   22,483  Interep National Radio
             Sales Inc.,
             4.000%Cv.Pfd.,
             Ser. A ............ 05/03/02    2,163,147       22.2519
  125,000  Interep National
             Radio Sales Inc.
             warrants expire
             05/06/07 .......... 05/03/02         0.00        0.0000
  379,703  National Patent
             Development Corp.
             warrants expire
             08/14/08 .......... 11/24/04         0.00        0.2580
 +   Non-income producing security.
 ++  Represents annualized yield at date of purchase.
 ADR American Depository Receipt
 * Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
                                                   MARKET
     SHARES                                        VALUE*
     ------                                       --------
             COMMON STOCKS -- 90.4%
             AEROSPACE -- 1.4%
     32,000  Boeing Co. ...................... $  2,112,000
      3,000  Lockheed Martin Corp. ...........      194,610
     10,000  Northrop Grumman Corp. ..........      552,500
     10,000  Raytheon Co. ....................      391,200
      2,000  Rockwell Automation Inc. ........       97,420
      2,000  Rockwell Collins Inc. ...........       95,360
    170,000  Titan Corp.+ ....................    3,865,800
                                               ------------
                                                  7,308,890
                                               ------------
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 2.3%
      1,000  ArvinMeritor Inc. ...............       17,790
    100,000  Dana Corp. ......................    1,501,000
    185,000  Genuine Parts Co. ...............    7,601,650
      4,000  Johnson Controls Inc. ...........      225,320
     60,000  Modine Manufacturing Co. ........    1,953,600
     40,000  Pep Boys - Manny, Moe & Jack ....      541,600
                                               ------------
                                                 11,840,960
                                               ------------
             AVIATION: PARTS AND SERVICES -- 0.6%
      6,000  Barnes Group Inc. ...............      198,600
     23,096  Curtiss-Wright Corp. ............    1,246,029
     40,000  GenCorp Inc.+ ...................      770,400
     16,000  United Technologies Corp. .......      821,600
                                               ------------
                                                  3,036,629
                                               ------------
             BROADCASTING -- 0.0%
     33,000  Granite Broadcasting Corp.+ .....        7,260
                                               ------------
             BUSINESS SERVICES -- 0.1%
      4,000  Automatic Data Processing Inc. ..      167,880
      5,000  Donnelley (R.H.) Corp.+ .........      309,900
        500  Imation Corp. ...................       19,395
      2,500  Landauer Inc. ...................      129,775
                                               ------------
                                                    626,950
                                               ------------
             CABLE AND SATELLITE -- 1.1%
     95,002  Cablevision Systems Corp., Cl. A+    3,059,064
      9,000  Comcast Corp., Cl. A+ ...........      276,300
     36,000  DIRECTV Group Inc.+ .............      558,000
     62,000  EchoStar Communications
              Corp., Cl. A ...................    1,869,300
                                               ------------
                                                  5,762,664
                                               ------------
             COMMUNICATIONS EQUIPMENT -- 1.2%
    120,000  Corning Inc.+ ...................    1,994,400
    115,000  Motorola Inc. ...................    2,099,900
     70,000  Thomas & Betts Corp.+ ...........    1,976,800
                                               ------------
                                                  6,071,100
                                               ------------
             COMPUTER HARDWARE -- 0.8%
     50,000  International Business
              Machines Corp. .................    3,710,000
     13,000  Xerox Corp.+ ....................      179,270
                                               ------------
                                                  3,889,270
                                               ------------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                       --------
             COMPUTER SOFTWARE AND SERVICES -- 2.3%
     25,000  Ask Jeeves Inc.+ ................ $    754,750
      2,000  EMC Corp.+ ......................       27,420
    249,000  Microsoft Corp. .................    6,185,160
     85,000  Storage Technology Corp.+ .......    3,084,650
     14,000  SunGard Data Systems Inc.+ ......      492,380
        154  Telecom Italia Media SpA+ .......           74
     40,000  Yahoo! Inc.+ ....................    1,386,000
                                               ------------
                                                 11,930,434
                                               ------------
             CONSUMER PRODUCTS -- 7.1%
     35,000  Altria Group Inc. ...............    2,263,100
     61,000  Avon Products Inc. ..............    2,308,850
      5,000  Clorox Co. ......................      278,600
     45,000  Eastman Kodak Co. ...............    1,208,250
     40,000  Energizer Holdings Inc.+ ........    2,486,800
     94,700  Gallaher Group plc, ADR .........    5,615,710
     70,000  Gillette Co. ....................    3,544,100
     25,000  National Presto Industries Inc. .    1,101,750
     10,000  Pactiv Corp.+ ...................      215,800
     38,000  Procter & Gamble Co. ............    2,004,500
     75,000  Reckitt Benckiser plc ...........    2,210,506
     26,000  Rothmans Inc. ...................      498,694
    940,500  Swedish Match AB ................   10,684,969
     26,000  Unilever NV, ADR ................    1,685,580
     10,000  UST Inc. ........................      456,600
                                               ------------
                                                 36,563,809
                                               ------------
             CONSUMER SERVICES -- 0.2%
     46,200  Rollins Inc. ....................      925,848
                                               ------------
             DIVERSIFIED INDUSTRIAL -- 3.1%
      5,000  3M Co. ..........................      361,500
     22,000  Acuity Brands Inc. ..............      565,180
     35,000  Cooper Industries Ltd., Cl. A ...    2,236,500
    162,000  General Electric Co. ............    5,613,300
      5,000  Harbor Global Co. Ltd.+ .........       44,375
    160,000  Honeywell International Inc. ....    5,860,800
     22,000  Thomas Industries Inc. ..........      879,120
      4,000  Trinity Industries Inc. .........      128,120
     10,000  Tyco International Ltd. .........      292,000
                                               ------------
                                                 15,980,895
                                               ------------
             ELECTRONICS -- 1.2%
     10,000  Freescale Semiconductor
              Inc., Cl. B+ ...................      211,800
     33,000  Intel Corp. .....................      859,980
    175,000  Texas Instruments Inc. ..........    4,912,250
     11,000  Thermo Electron Corp.+ ..........      295,570
                                               ------------
                                                  6,279,600
                                               ------------
             ENERGY AND UTILITIES: ELECTRIC -- 3.1%
     80,000  AES Corp.+ ......................    1,310,400
     22,000  American Electric Power Co. Inc.       811,140
    100,000  Cinergy Corp. ...................    4,482,000
     16,000  DTE Energy Co. ..................      748,320

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                       --------
             COMMON STOCKS (CONTINUED)
             ENERGY AND UTILITIES: ELECTRIC (CONTINUED)
     95,000  El Paso Electric Co.+ ........... $  1,942,750
     68,000  FPL Group Inc. ..................    2,860,080
     35,000  Great Plains Energy Inc. ........    1,116,150
     20,000  Korea Electric Power Corp., ADR .      313,400
    100,000  Northeast Utilities .............    2,086,000
      7,000  UIL Holdings Corp. ..............      376,670
                                               ------------
                                                 16,046,910
                                               ------------
             ENERGY AND UTILITIES: INTEGRATED -- 7.7%
     42,000  Allegheny Energy Inc.+ ..........    1,059,240
    200,000  Aquila Inc.+ ....................      722,000
     44,000  BP plc, ADR .....................    2,744,720
     84,000  Burlington Resources Inc. .......    4,640,160
     44,000  CH Energy Group Inc. ............    2,139,720
     70,000  Constellation Energy Group ......    4,038,300
      1,000  Dominion Resources Inc. .........       73,390
     90,000  Duke Energy Corp. ...............    2,675,700
    150,000  Duquesne Light Holdings Inc. ....    2,802,000
    160,000  El Paso Corp. ...................    1,843,200
    150,000  Energy East Corp. ...............    4,347,000
     29,000  Eni SpA .........................      747,864
     80,000  NSTAR ...........................    2,466,400
     10,000  OGE Energy Corp. ................      289,400
     80,000  Progress Energy Inc. ............    3,619,200
     15,000  Progress Energy Inc., CVO+ ......        2,025
      6,000  Public Service Enterprise
              Group Inc. .....................      364,920
     12,000  Scottish Power plc, ADR .........      427,200
     50,000  TECO Energy Inc. ................      945,500
     19,000  TXU Corp. .......................    1,578,710
     97,000  Westar Energy Inc. ..............    2,330,910
                                               ------------
                                                 39,857,559
                                               ------------
             ENERGY AND UTILITIES: NATURAL GAS -- 1.8%
     22,000  AGL Resources Inc. ..............      850,300
     30,000  Atmos Energy Corp. ..............      864,000
     25,000  National Fuel Gas Co. ...........      722,750
     45,000  ONEOK Inc. ......................    1,469,250
      5,000  Peoples Energy Corp. ............      217,300
     24,000  Piedmont Natural Gas Co. Inc. ...      576,480
     40,000  SEMCO Energy Inc.+ ..............      239,600
     63,000  Southern Union Co.+ .............    1,546,650
    100,000  Southwest Gas Corp. .............    2,551,000
                                               ------------
                                                  9,037,330
                                               ------------
             ENERGY AND UTILITIES: OIL -- 8.5%
      5,000  Anadarko Petroleum Corp. ........      410,750
     82,000  Chevron Corp. ...................    4,585,440
    116,000  ConocoPhillips ..................    6,668,840
     14,000  Cooper Cameron Corp.+ ...........      868,700
     30,000  Devon Energy Corp. ..............    1,520,400
    142,000  Exxon Mobil Corp. ...............    8,160,740
     12,608  Kerr-McGee Corp. ................      962,117
      8,000  Murphy Oil Corp. ................      417,840

                                                   MARKET
     SHARES                                        VALUE*
     ------                                       --------
     30,000  Occidental Petroleum Corp. ...... $  2,307,900
      8,000  PetroChina Co. Ltd., ADR ........      587,600
     30,000  Repsol YPF SA, ADR ..............      753,900
    114,000  Royal Dutch Petroleum Co. .......    7,398,600
     25,000  Statoil ASA, ADR ................      507,500
      8,759  Total SA, ADR ...................    1,023,489
     10,000  Transocean Inc.+ ................      539,700
    110,000  Unocal Corp. ....................    7,155,500
                                               ------------
                                                 43,869,016
                                               ------------
             ENERGY AND UTILITIES: SERVICES -- 0.3%
     14,000  Halliburton Co. .................      669,480
     12,000  Schlumberger Ltd. ...............      911,280
                                               ------------
                                                  1,580,760
                                               ------------
             ENERGY AND UTILITIES: WATER -- 0.1%
     18,750  Aqua America Inc. ...............      557,625
                                               ------------
             ENTERTAINMENT -- 1.8%
    140,000  The Walt Disney Co. .............    3,525,200
    120,000  Time Warner Inc.+ ...............    2,005,200
     40,000  Viacom Inc., Cl. A ..............    1,288,800
     70,000  Vivendi Universal SA, ADR .......    2,193,100
                                               ------------
                                                  9,012,300
                                               ------------
             ENVIRONMENTAL SERVICES -- 0.6%
    110,000  Waste Management Inc. ...........    3,117,400
                                               ------------
             EQUIPMENT AND SUPPLIES -- 1.7%
     68,800  Flowserve Corp.+ ................    2,081,888
     11,000  Imagistics International Inc.+ ..      308,000
      3,000  Ingersoll-Rand Co. Ltd., Cl. A ..      214,050
      1,500  Minerals Technologies Inc. ......       92,400
     30,000  Mueller Industries Inc. .........      813,000
      2,000  Parker Hannifin Corp. ...........      124,020
     13,000  Smith (A.O.) Corp. ..............      347,230
  1,000,000  Tomkins plc .....................    4,685,288
                                               ------------
                                                  8,665,876
                                               ------------
             FINANCIAL SERVICES -- 11.8%
      7,140  Alleghany Corp.+ ................    2,120,580
      2,000  Allstate Corp. ..................      119,500
    155,000  American Express Co. ............    8,250,650
     44,000  American International Group Inc.    2,556,400
     39,000  Argonaut Group Inc.+ ............      900,510
     25,000  Banco Popular Espanol SA ........      302,236
     18,000  Banco Santander Central
              Hispano SA, ADR ................      208,440
      2,000  Banco Santander Chile SA, ADR ...       64,600
    100,000  Bank of America Corp. ...........    4,561,000
     44,000  Bank of New York Co. Inc. .......    1,266,320
     30,000  Bankgesellschaft Berlin AG+ .....      105,283
      8,000  Banque Nationale de Paris SA ....      548,927
      3,000  Bear Stearns Companies Inc. .....      311,820
    154,000  Citigroup Inc. ..................    7,119,420
     40,000  Commerzbank AG, ADR .............      872,156
     35,000  Deutsche Bank AG, ADR ...........    2,726,500

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                       --------
             COMMON STOCKS (CONTINUED)
             FINANCIAL SERVICES (CONTINUED)
      2,000  Dun and Bradstreet Corp.+ ....... $    123,300
      2,000  Fannie Mae ......................      116,800
     16,000  Fidelity Southern Corp. .........      247,200
      4,000  Goldman Sachs Group Inc. ........      408,080
     22,000  H&R Block Inc. ..................    1,283,700
     25,000  Huntington Bancshares Inc. ......      603,500
     82,080  JPMorgan Chase & Co. ............    2,899,066
      5,000  KeyCorp .........................      165,750
     16,500  Leucadia National Corp. .........      637,395
      1,000  Manulife Financial Corp. ........       47,810
     60,000  MBNA Corp. ......................    1,569,600
     55,000  Mellon Financial Corp. ..........    1,577,950
     13,000  Merrill Lynch & Co. Inc. ........      715,130
      8,000  Moody's Corp. ...................      359,680
      3,000  Morgan Stanley ..................      157,410
      3,000  Municipal Mortgage & Equity, LLC        77,970
      6,000  Northern Trust Corp. ............      273,540
     50,000  Phoenix Companies Inc. ..........      595,000
     47,000  PNC Financial Services Group Inc.    2,559,620
     43,000  Popular Inc. ....................    1,083,170
        500  Raiffeisen International
              Bank Holding AG+ ...............       31,954
      5,000  Schwab (Charles) Corp. ..........       56,400
     40,000  St. Paul Travelers Companies Inc.    1,581,200
    108,000  Sterling Bancorp ................    2,305,800
     12,000  SunTrust Banks Inc. .............      866,880
     20,000  T. Rowe Price Group Inc. ........    1,252,000
     50,000  Unitrin Inc. ....................    2,455,000
     12,000  Wachovia Corp. ..................      595,200
     60,000  Waddell & Reed Financial
              Inc., Cl. A ....................    1,110,000
     75,000  Wilmington Trust Corp. ..........    2,700,750
                                               ------------
                                                 60,491,197
                                               ------------
             FOOD AND BEVERAGE -- 8.6%
     95,000  Allied Domecq plc, ADR ..........    4,604,650
      2,000  Anheuser-Busch Companies Inc. ...       91,500
     20,000  Brown-Forman Corp., Cl. A .......    1,280,000
     50,000  Cadbury Schweppes plc, ADR ......    1,916,500
     35,000  Campbell Soup Co. ...............    1,076,950
     40,000  Coca-Cola Amatil Ltd., ADR ......      481,132
    115,000  Coca-Cola Co. ...................    4,801,250
      5,000  Coca-Cola Femsa SA de CV, ADR ...      133,550
     20,000  Corn Products International Inc.       475,200
     66,000  Del Monte Foods Co.+ ............      710,820
     56,000  Diageo plc, ADR .................    3,320,800
    125,000  Dreyer's Grand Ice Cream
              Holdings Inc., Cl. A ...........   10,175,000
     35,000  Fomento Economico Mexicano
              SA de CV, ADR ..................    2,084,950
    105,000  General Mills Inc. ..............    4,912,950
    200,000  Grupo Bimbo SA de CV, Cl. A .....      575,959
    110,000  Heinz (H.J.) Co. ................    3,896,200
      4,000  Hershey Co. .....................      248,400
     10,000  Kellogg Co. .....................      444,400
     10,000  Nestle SA .......................    2,559,501
     12,889  Tootsie Roll Industries Inc. ....      377,003
                                               ------------
                                                 44,166,715
                                               ------------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                       --------
             HEALTH CARE -- 7.4%
      8,000  Abbott Laboratories ............. $    392,080
     20,000  Accredo Health Inc.+ ............      908,000
     50,000  Baxter International Inc. .......    1,855,000
     16,000  Becton, Dickinson & Co. .........      839,520
        500  Bio-Rad Laboratories Inc., Cl. B+       29,837
    100,000  Bristol-Myers Squibb Co. ........    2,498,000
    100,000  Eli Lilly & Co. .................    5,571,000
     11,276  GlaxoSmithKline plc, ADR ........      546,999
     25,000  Henry Schein Inc.+ ..............    1,038,000
     55,000  Hospira Inc.+ ...................    2,145,000
     20,000  Johnson & Johnson ...............    1,300,000
     15,030  Medco Health Solutions Inc.+ ....      802,001
    110,000  Merck & Co. Inc. ................    3,388,000
      1,000  Nobel Biocare Holding AG ........      202,887
      5,000  Orthofix International NV+ ......      215,200
    350,000  Pfizer Inc. .....................    9,653,000
     35,000  Renal Care Group Inc.+ ..........    1,613,500
    150,000  Schering-Plough Corp. ...........    2,859,000
    110,000  Tenet Healthcare Corp.+ .........    1,346,400
     15,000  William Demant Holding A/S+ .....      746,693
      4,000  Zimmer Holdings Inc.+ ...........      304,680
                                               ------------
                                                 38,254,797
                                               ------------
             HOTELS AND GAMING -- 2.1%
  1,500,000  Hilton Group plc ................    7,693,099
     50,000  Hilton Hotels Corp. .............    1,192,500
     30,000  Starwood Hotels & Resorts
              Worldwide Inc. .................    1,757,100
                                               ------------
                                                 10,642,699
                                               ------------
             MACHINERY -- 0.4%
      3,000  Caterpillar Inc. ................      285,930
     31,000  Deere & Co. .....................    2,030,190
                                               ------------
                                                  2,316,120
                                               ------------
             MANUFACTURED HOUSING -- 0.3%
    145,000  Champion Enterprises Inc.+ ......    1,441,300
                                               ------------
             METALS AND MINING -- 1.2%
     12,000  Fording Canadian Coal
              Trust (Toronto) ................    1,098,727
     55,875  Freeport-McMoRan Copper &
              Gold Inc., Cl. B ...............    2,091,960
     25,000  Inco Ltd. .......................      943,750
     48,000  Newmont Mining Corp. ............    1,873,440
                                               ------------
                                                  6,007,877
                                               ------------
             PUBLISHING -- 1.7%
     28,000  Dow Jones & Co. Inc. ............      992,600
     11,000  Knight-Ridder Inc. ..............      674,740
      6,000  McClatchy Co., Cl. A ............      392,640
     20,000  McGraw-Hill Companies Inc. ......      885,000
     48,000  News Corp., Cl. A ...............      776,640
      6,016  News Corp., Cl. B ...............      101,430
    100,000  Reader's Digest Association Inc.     1,650,000
      3,000  Scripps (E.W.) Co., Cl. A .......      146,400
        406  Seat Pagine Gialle SpA+ .........          169
     66,000  Tribune Co. .....................    2,321,880
      1,200  Washington Post Co., Cl. B ......    1,002,036
                                               ------------
                                                  8,943,535
                                               ------------

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                       --------
             COMMON STOCKS (CONTINUED)
             REAL ESTATE -- 0.0%
      5,000  Griffin Land & Nurseries Inc.+ .. $    123,150
                                               ------------
             RETAIL -- 2.1%
    185,000  Albertson's Inc. ................    3,825,800
      5,000  Costco Wholesale Corp. ..........      224,100
      5,000  Ingles Markets Inc., Cl. A ......       68,850
     10,000  Neiman Marcus Group Inc., Cl. B .      967,000
    150,000  Safeway Inc. ....................    3,388,500
        500  Sears Holdings Corp.+ ...........       74,935
      6,000  The Home Depot Inc. .............      233,400
     30,000  Wal-Mart Stores Inc. ............    1,446,000
     10,000  Weis Markets Inc. ...............      387,900
                                               ------------
                                                 10,616,485
                                               ------------
             SPECIALTY CHEMICALS -- 2.8%
     20,000  Albemarle Corp. .................      729,400
     10,000  Dow Chemical Co. ................      445,300
    125,000  E.I. du Pont de Nemours and Co. .    5,376,250
     80,000  Ferro Corp. .....................    1,588,800
     15,000  Great Lakes Chemical Corp. ......      472,050
     10,000  Hercules Inc.+ ..................      141,500
     65,000  Monsanto Co. ....................    4,086,550
      6,000  NewMarket Corp.+ ................       88,740
     22,700  Omnova Solutions Inc.+ ..........      105,782
      4,000  Quaker Chemical Corp. ...........       69,800
     60,000  Sensient Technologies Corp. .....    1,236,600
                                               ------------
                                                 14,340,772
                                               ------------
             TELECOMMUNICATIONS -- 4.8%
      8,000  ALLTEL Corp. ....................      498,240
    200,000  AT&T Corp. ......................    3,808,000
     70,000  BCE Inc. ........................    1,657,600
     50,000  BellSouth Corp. .................    1,328,500
    300,000  BT Group plc ....................    1,236,271
     30,000  BT Group plc, ADR ...............    1,248,000
     50,000  Cable & Wireless plc, ADR .......      398,500
    250,000  Cincinnati Bell Inc.+ ...........    1,075,000
     70,000  Citizens Communications Co. .....      940,800
     60,000  Deutsche Telekom AG, ADR ........    1,105,200
     12,000  France Telecom SA, ADR ..........      349,680
    500,000  O2 plc+ .........................    1,220,594
    420,000  Qwest Communications
              International Inc.+ ............    1,558,200
     80,000  SBC Communications Inc. .........    1,900,000
     80,000  Sprint Corp. ....................    2,007,200
      3,300  Telecom Italia SpA, ADR .........      103,323
      8,195  Telefonica SA, ADR ..............      400,745
     18,000  TELUS Corp. .....................      632,615
    100,000  Verizon Communications Inc. .....    3,455,000
                                               ------------
                                                 24,923,468
                                               ------------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                       --------
             TRANSPORTATION -- 0.2%
     35,000  GATX Corp. ...................... $  1,207,500
                                               ------------
             TOTAL COMMON STOCKS .............  465,444,700
                                               ------------
             PREFERRED STOCKS -- 1.4%
             AUTOMOTIVE -- 0.0%
      1,000  Ford Motor Co. Capital Trust II,
              6.500% Cv. Pfd. ................       40,330
                                               ------------
             AVIATION: PARTS AND SERVICES -- 0.5%
      7,000  Coltec Capital Trust,
              5.250% Cv. Pfd. ................      348,250
     25,000  Sequa Corp.,
              $5.00 Cv. Pfd. .................    2,450,000
                                               ------------
                                                  2,798,250
                                               ------------
             BROADCASTING -- 0.3%
      1,000  Granite Broadcasting Corp.,
              12.750% Pfd.+ ..................      305,000
        100  Gray Television Inc.,
              8.000% Cv. Pfd.,
              Ser. C (b)(c)(d) ...............    1,020,000
                                               ------------
                                                  1,325,000
                                               ------------
             COMMUNICATIONS EQUIPMENT -- 0.2%
      1,100  Lucent Technologies Capital Trust I,
              7.750% Cv. Pfd. ................    1,077,588
                                               ------------
             DIVERSIFIED INDUSTRIAL -- 0.0%
     26,200  WHX Corp.,
              $3.75 Cv. Pfd., Ser. B+ ........       43,230
                                               ------------
             ENERGY AND UTILITIES -- 0.1%
        300  El Paso Corp.,
              4.990% Cv. Pfd. (b) ............      318,620
                                               ------------
             ENTERTAINMENT -- 0.0%
      3,000  Metromedia International Group Inc.,
              7.250% Cv. Pfd.+ ...............       87,000
                                               ------------
             TELECOMMUNICATIONS -- 0.3%
     33,000  Cincinnati Bell Inc.,
              6.750% Cv. Pfd., Ser. B ........    1,488,300
                                               ------------
             TOTAL PREFERRED STOCKS ..........    7,178,318
                                               ------------
             WARRANTS -- 0.2%
             BUSINESS SERVICES -- 0.2%
    250,000  GP Strategies Corp., expire
              08/14/08+ (c)(d) ...............      819,283
                                               ------------
             DIVERSIFIED INDUSTRIAL -- 0.0%
    379,703  National Patent Development Corp.,
              expire 08/14/08+ (c)(d) ........       97,980
                                               ------------
             TOTAL WARRANTS ..................      917,263
                                               ------------

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    PRINCIPAL                                      MARKET
     AMOUNT                                        VALUE*
    ---------                                      ------
             CORPORATE BONDS -- 3.7%
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.7%
$ 3,000,000  Pep Boys - Manny, Moe & Jack, Cv.,
              4.250%, 06/01/07 ............... $  2,910,000
    800,000  Standard Motor Products Inc.,
              Sub. Deb. Cv.,
              6.750%, 07/15/09 ...............      760,000
                                               ------------
                                                  3,670,000
                                               ------------
             AVIATION: PARTS AND SERVICES -- 0.3%
  1,400,000  GenCorp Inc., Sub. Deb. Cv.,
              5.750%, 04/15/07 ...............    1,550,500
                                               ------------
             BROADCASTING -- 0.5%
  2,550,000  Sinclair Broadcast Group Inc.,
              Sub. Deb. Cv.,
              6.000%, 09/15/12 ...............    2,148,375
    500,000  Sinclair Broadcast Group Inc.,
              Sub. Deb. Cv.,
              4.875%, 07/15/18 ...............      456,250
                                               ------------
                                                  2,604,625
                                               ------------
             BUSINESS SERVICES -- 0.3%
    100,000  BBN Corp., Sub. Deb. Cv.,
              6.000%, 04/01/12+ (a)(c) .......            0
  2,000,000  GP Strategies Corp., Sub. Deb.,
              6.000%, 08/14/08 (c)(d) ........    1,357,143
                                               ------------
                                                  1,357,143
                                               ------------
             COMMUNICATIONS EQUIPMENT -- 0.9%
  2,500,000  Agere Systems Inc., Sub. Deb. Cv.,
              6.500%, 12/15/09 ...............    2,531,250
  2,500,000  Nortel Networks Corp., Cv.,
              4.250%, 09/01/08 ...............    2,343,750
                                               ------------
                                                  4,875,000
                                               ------------
             COMPUTER SOFTWARE AND SERVICES -- 0.4%
  2,000,000  DoubleClick Inc., Sub. Deb. Cv.,
              Zero Coupon, 07/15/23 ..........    1,925,000
                                               ------------
             ELECTRONICS -- 0.2%
  1,100,000  Oak Industries Inc., Sub. Deb. Cv.,
              4.875%, 03/01/08 ...............    1,182,500
                                               ------------
             ENERGY AND UTILITIES -- 0.2%
  1,200,000  Mirant Corp., Deb. Cv.,
              2.500%, 06/15/21+ (a) ..........      876,000
                                               ------------
             HEALTH CARE -- 0.0%
    200,000  Twin Laboratories Inc., Sub. Deb.,
              10.250%, 05/15/06+ (a) .........       43,000
                                               ------------
             METALS AND MINING -- 0.2%
  1,000,000  Inco Ltd., Cv.,
              Zero Coupon, 03/29/21 ..........    1,010,000
                                               ------------
             TOTAL CORPORATE BONDS ...........   19,093,768
                                               ------------

   PRINCIPAL                                      MARKET
    AMOUNT                                        VALUE*
  ---------                                       ------
             SHORT-TERM OBLIGATIONS -- 4.3%
             U.S. GOVERNMENT OBLIGATIONS -- 4.3%
$22,174,000  U.S. Treasury Bills,
              2.637% to 3.221%++,
              07/07/05 to 10/20/05 ........... $ 22,028,884
                                               ------------
             TOTAL SHORT-TERM OBLIGATIONS ....   22,028,884
                                               ------------
             TOTAL INVESTMENTS -- 100.0%
              (Cost $419,551,976) ............ $514,662,933
                                               ============
----------------
              For Federal tax purposes:
              Aggregate cost ................. $419,551,976
                                               ============
              Gross unrealized appreciation .. $104,675,161
              Gross unrealized depreciation ..   (9,564,204)
                                               ------------
              Net unrealized appreciation
               (depreciation) ................ $ 95,110,957
                                               ============
----------------
 (a) Security in default.
 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the Rule 144A securities are considered liquid and the market value amounted to $1,338,620 or 0.26% of total investments.
 (c) Securities fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At June 30, 2005, the market value of fair valued securities amounted to $3,294,406 or 0.64% of total investments.
 (d) At June 30, 2005, the Fund held investments in restricted and illiquid securities that were valued under methods approved by the Board, as follows:

ACQUISITION                                               06/30/05
  SHARES/                                                 CARRYING
 PRINCIPAL                     ACQUISITION ACQUISITION     VALUE
  AMOUNT   ISSUER                 DATE        COST        PER UNIT
 --------  ------              ----------- -----------    --------
$2,000,000 GP Strategies Corp.,
             Sub. Deb.,
             6.00%, 08/14/08 ... 08/08/03   $1,362,935  $   67.8572
  250,000  GP Strategies Corp.
             warrants
             expire 08/14/08 ... 08/08/03      637,065       3.2771
      100  Gray Television Inc.,
             8.000%
             Cv. Pfd., Ser. C .. 04/22/02    1,000,000  10,200.0000
  379,703  National Patent
             Development Corp.
             warrants
             expire 08/14/08 ... 11/24/04         0.00       0.2580

 +   Non-income producing security.
 ++  Represents annualized yield at date of purchase.
 ADR American Depository Receipt
 CVO Contingent Value Obligation
 * Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

THE GABELLI WOODLAND SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                       -------
             COMMON STOCKS -- 97.3%
             AEROSPACE -- 2.0%
      3,415  Alliant Techsystems Inc.+ ........ $   241,099
                                                -----------
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 3.2%
      6,650  CLARCOR Inc. .....................     194,512
      5,730  Modine Manufacturing Co. .........     186,569
                                                -----------
                                                    381,081
                                                -----------
             BUSINESS SERVICES -- 8.9%
     10,200  Adesa Inc. .......................     222,054
     14,380  Bowne & Co. Inc. .................     207,935
      5,260  Fair Isaac Corp. .................     191,990
      4,550  HNI Corp. ........................     232,732
      5,720  The Brink's Co. ..................     205,920
                                                -----------
                                                  1,060,631
                                                -----------
             COMPUTER SOFTWARE AND SERVICES -- 5.3%
      3,620  Harland Co., John H. .............     137,560
      9,166  Intergraph Corp.+ ................     315,860
     24,230  Stellent Inc.+ ...................     181,725
                                                -----------
                                                    635,145
                                                -----------
             CONSUMER PRODUCTS -- 9.8%
      5,930  Alberto-Culver Co. ...............     256,947
      5,450  Brunswick Corp. ..................     236,094
      4,975  Church & Dwight Co. Inc. .........     180,095
     10,070  CNS Inc. .........................     230,099
      4,890  Jarden Corp.+ ....................     263,669
                                                -----------
                                                  1,166,904
                                                -----------
             DIVERSIFIED INDUSTRIAL -- 17.3%
      4,870  Albany International Corp., Cl. A      156,376
     18,970  Apogee Enterprises Inc. ..........     291,569
      3,480  Carlisle Companies Inc. ..........     238,833
      7,920  EnPro Industries Inc.+ ...........     228,650
        810  ESCO Technologies Inc.+ ..........      81,648
     11,890  Griffon Corp.+ ...................     263,958
     12,365  Material Sciences Corp.+ .........     180,034
     10,130  Pentair Inc. .....................     433,665
      3,240  Texas Industries Inc. ............     182,185
                                                -----------
                                                  2,056,918
                                                -----------
             ENERGY AND UTILITIES -- 1.4%
      3,229  ALLETE Inc. ......................     161,127
                                                -----------
             ENTERTAINMENT -- 3.4%
     45,500  Alloy Inc.+ ......................     233,870
     16,390  Topps Co. Inc. ...................     164,392
                                                -----------
                                                    398,262
                                                -----------
             EQUIPMENT AND SUPPLIES -- 4.2%
      6,380  Tennant Co. ......................     225,916
      7,160  Toro Co. .........................     276,448
                                                -----------
                                                    502,364
                                                -----------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                       -------
             FINANCIAL SERVICES -- 7.1%
     14,350  BISYS Group Inc.+ ................ $   214,389
     13,750  NewAlliance Bancshares Inc. ......     193,187
     11,550  TCF Financial Corp. ..............     298,914
     10,620  USI Holdings Corp.+ ..............     136,786
                                                -----------
                                                    843,276
                                                -----------
             FOOD AND BEVERAGE -- 7.2%
     19,670  Del Monte Foods Co.+ .............     211,846
      6,630  PepsiAmericas Inc. ...............     170,126
     10,250  Triarc Companies Inc., Cl. A .....     165,025
     20,830  Triarc Companies Inc., Cl. B .....     309,534
                                                -----------
                                                    856,531
                                                -----------
             HEALTH CARE -- 11.9%
      2,073  Fisher Scientific
              International Inc.+ .............     134,538
      5,550  Laboratory Corporation of
              America Holdings+ ...............     276,945
      9,400  Lifecore Biomedical Inc.+ ........     102,460
      1,790  NeighborCare Inc.+ ...............      59,374
      6,290  PolyMedica Corp. .................     224,301
     11,690  Possis Medical Inc.+ .............     118,420
      6,910  SurModics Inc.+ ..................     299,687
      7,200  West Pharmaceutical Services Inc.      201,960
                                                -----------
                                                  1,417,685
                                                -----------
             HOTELS AND GAMING -- 5.5%
      9,200  Gaylord Entertainment Co.+ .......     427,708
      8,000  Vail Resorts Inc.+ ...............     224,800
                                                -----------
                                                    652,508
                                                -----------
             MANUFACTURED HOUSING AND
             RECREATIONAL VEHICLES -- 1.3%
     15,520  Champion Enterprises Inc.+ .......     154,269
                                                -----------
             PUBLISHING -- 1.5%
     10,360  Journal Communications Inc.,
              Cl. A ...........................     174,048
                                                -----------
             RETAIL -- 3.2%
     15,390  Gander Mountain Co.+ .............     175,446
      9,030  Office Depot Inc.+ ...............     206,245
                                                -----------
                                                    381,691
                                                -----------
             SPECIALTY CHEMICALS -- 2.2%
      3,080  Cytec Industries Inc. ............     122,584
      3,950  Fuller (H.B.) Co. ................     134,537
                                                -----------
                                                    257,121
                                                -----------
             TRANSPORTATION -- 1.9%
      9,590  Laidlaw International Inc.+ ......     231,119
                                                -----------
             TOTAL COMMON STOCKS ..............  11,571,779
                                                -----------

THE GABELLI WOODLAND SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    PRINCIPAL                                      MARKET
     AMOUNT                                        VALUE*
    ---------                                     -------
             SHORT-TERM OBLIGATIONS -- 2.7%
             U.S. GOVERNMENT OBLIGATIONS -- 2.7%
  $322,000   U.S. Treasury Bills,
              2.778% to 2.897%++,
              07/07/05 to 08/25/05 ............ $   321,380
                                                -----------
             TOTAL SHORT-TERM OBLIGATIONS .....     321,380
                                                -----------
             TOTAL INVESTMENTS -- 100.0%
              (Cost $8,393,415) ............... $11,893,159
                                                ===========
------------------
              For Federal tax purposes:
              Aggregate cost .................. $ 8,393,415
                                                ===========
              Gross unrealized appreciation ... $ 3,630,665
              Gross unrealized depreciation ...    (130,921)
                                                -----------
              Net unrealized appreciation
               (depreciation) ................. $ 3,499,744
                                                ===========

------------------
 +    Non-income producing security.
++    Represents annualized yield at date of purchase.
 * Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Gabelli Equity Series Funds, Inc.
            --------------------------------------------------------------------
By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     August 26, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer
                           and Principal Financial Officer

Date     August 26, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.